COMMITMENTS CONTINGENCIES (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Minimum rental and lease payments	$ 5,533	$ 4,544
Not later than one year [member]
Statement [Line Items]
Minimum rental and lease payments	733	180
Later than five years [member]
Statement [Line Items]
Minimum rental and lease payments	3,159	3,312
1-5 years [member]
Statement [Line Items]
Minimum rental and lease payments	$ 1,641	$ 1,052